Supplement Dated June 14, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated June 14, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective June 11, 2012, for the Curian/PineBridge Merger Arbitrage Fund, please remove all references to Lan Cai.

Effective June 11, 2012, in the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund, in the section entitled “Portfolio Managers” please add the following:

Name:	Joined Fund Management Team In:	Title:
Jason Weiss	June 2012	Vice President

Effective June 11, 2012, in the prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please remove the bullet for Lan Cai in its entirety and replace it with the following:

•
Jason A. Weiss, Vice President, Listed Equities, PineBridge.  Mr. Weiss joined PineBridge in 2005.  He serves as a Co-Portfolio Manager for Merger Arbitrage portfolios. Before joining the Merger Arbitrage team, Mr. Weiss covered the US and European Industrials and Materials Sectors as well as served as an analyst in the office of the CEO. Before joining PineBridge, Mr. Weiss was an Equity Analyst at Caveat Emptor Capital a value oriented family office. Mr. Weiss joined Caveat from Spartan Institutional Research where he worked in Institutional Sales and Product Development. In a Specialist Sales role, he provided fundamental short research and ideas to buy-side clients. Mr. Weiss received an MBA from Fordham University and a BA from Muhlenberg College. He passed Level II of the CFA exam.

This supplement is dated June 14, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC6016 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV6016 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, NV3784 04/12, JMV8037NY 04/12.)

CMV9273 06/12

Supplement Dated June 14, 2012
To The Statement of Additional Information
Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective June 11, 2012, please remove all references to Lan Cai with regards to the Curian/PineBridge Merger Arbitrage Fund.

Effective June 11, 2012, on pages 87-88, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table in its entirety and add the following tables in its place:

The following table reflects information as of May 31, 2012:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Meg Sullivan	1	$5,021,514	1	$40,909,382	0	$0
Jason A. Weiss	0	$0	0	$0	0	$0

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Meg Sullivan	0	$0	1	$40,909,382	0	$0
Jason A. Weiss	0	$0	0	$0	0	$0

Effective June 11, 2012, on page 88, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the Curian/PineBridge Merger Arbitrage Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the Curian/PineBridge Merger Arbitrage Fund

Security Ownership of Portfolio Managers	Meg Sullivan	Jason A. Weiss
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated June 14, 2012.

(To be used with JMV8711 04/12 and JMV8711PROXY 04/12.)

CMV9275 06/12